Note 5 - Accumulated Other Comprehensive Loss (Details) - Changes in Accumulated Other Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of the year		$ (36)
Balance end of the year		(12)	$ (36)
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of the year	[1]	(36)	(18)
Other comprehensive loss before reclassifications	[1]	(26)	(18)
Amount reclassified from accumulated other comprehensive loss	[1]	50	0
Total other comprehensive income (loss)	[1]	24	(18)
Balance end of the year	[1]	$ (12)	$ (36)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.